Certain Risks and Concentrations (Details) - Schedule of the following service vendors that individually comprised 10% or more of cost of revenue - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	[1]
Service vendor A [Member] | Revenue Benchmark [Member]
Certain Risks and Concentrations (Details) - Schedule of the following service vendors that individually comprised 10% or more of cost of revenue [Line Items]
Cost of revenue			$ 579,959
Cost of revenue percentage			32.00%
Service vendor A [Member] | Revenue, Segment Benchmark [Member]
Certain Risks and Concentrations (Details) - Schedule of the following service vendors that individually comprised 10% or more of cost of revenue [Line Items]
Cost of revenue	$ 135,223	$ 400,105
Cost of revenue percentage	24.00%	31.00%
Service vendor B [Member] | Revenue, Segment Benchmark [Member]
Certain Risks and Concentrations (Details) - Schedule of the following service vendors that individually comprised 10% or more of cost of revenue [Line Items]
Cost of revenue			$ 186,934
Cost of revenue percentage			10.00%

[1]	Comprised less than 10% of cost of revenue for the respective period.